Fair Market Value Measurement (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Market Value Measurement (Details) [Line Items]
Expected volatility		56.50%
Expected dividend yield	0.00%	0.00%
Bottom of range [member]
Fair Market Value Measurement (Details) [Line Items]
Interest rate	5.29%	5.04%
Expected volatility	60.40%
Expected term of warrant	1 year 14 days	1 year 6 months 14 days
Top of range [Member]
Fair Market Value Measurement (Details) [Line Items]
Interest rate	5.81%	5.26%
Expected volatility	66.10%	57.80%
Expected term of warrant	2 years 14 days	2 years 6 months 14 days